Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)	$ 76,605	¥ 535,709	¥ 573,566	¥ 571,024
Cost of revenues (including related parties amounts of RMB 3,623, RMB 1,981 and RMB 2,161 for the years ended December 31, 2023, 2024 and 2025, respectively)	(55,621)	(388,963)	(362,717)	(366,375)
Gross profit	20,984	146,746	210,849	204,649
Operating expenses:
Selling and marketing expenses	(20,344)	(142,265)	(187,305)	(227,543)
General and administrative expenses	(15,882)	(111,061)	(93,916)	(191,113)
Other operating income			49,530
Research and development expenses	(19,888)	(139,081)	(177,000)	(222,538)
Total operating expenses	(56,114)	(392,407)	(408,691)	(641,194)
Operating loss	(35,130)	(245,661)	(197,842)	(436,545)
Interest income	1,524	10,656	42,151	26,826
Investment income	1,490	10,423	11,859	563
Share of gains (losses) of equity method investments	(234)	(1,638)	3	(1,470)
Impairment loss of long-term investments	(1,594)	(11,145)		(8,011)
Gains (losses) from disposal of subsidiaries, net	(249)	(1,743)	403
Foreign currency exchange gains (losses), net	(73)	(513)	(3,717)	5,699
Loss before income taxes	(34,266)	(239,621)	(147,143)	(412,938)
Income tax benefit	117	820	316	564
Net loss	(34,149)	(238,801)	(146,827)	(412,374)
Net income (loss) attributable to non-controlling interests	79	549	(4,070)	(2,652)
Net loss attributable to Cloopen Group Holding Limited	(34,228)	(239,350)	(142,757)	(409,722)
Net loss attributable to ordinary shareholders	(34,228)	(239,350)	(142,757)	(409,722)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	(1,036)	(7,246)	965	21,286
Total other comprehensive income (loss)	(1,036)	(7,246)	965	21,286
Comprehensive loss	(35,185)	(246,047)	(145,862)	(391,088)
Comprehensive income (loss) attributable to non-controlling interests	79	549	(4,070)	(2,652)
Comprehensive loss attributable to Cloopen Group Holding Limited	$ (35,264)	¥ (246,596)	¥ (141,792)	¥ (388,436)
Net loss per ordinary share
Basic | (per share)	$ (0.11)	¥ (0.74)	¥ (0.44)	¥ (1.27)
Diluted | (per share)	$ (0.11)	¥ (0.74)	¥ (0.44)	¥ (1.27)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic	323,149,126	323,149,126	322,945,205	321,945,825
Diluted	323,149,126	323,149,126	322,945,205	321,945,825